Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2023
Restatement Determination Date:: 2023-11-01
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery	The Human Resources and Compensation Committee concluded that recovery of erroneously awarded incentive-compensation was not required under the Clawback Policy because no incentive-based compensation had been granted, earned or vested based on such financial statements and the revisions to the financial statements did not affect the financial measures used in the Company’s incentive-based compensation.